Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Business and Basis of Presentation
Note 1 Business and Basis of Presentation
Business
Dave Inc. (the “Company” or “Dave”) is a Delaware corporation formed in October 2015 and headquartered in Los Angeles, California. The Company’s business is to provide its members (“Members”) a suite of financial software and services related to personal finance. In December 2020, the Company formed Dave OD Funding I, LLC (“Dave OD”), a Delaware LLC, and wholly owned subsidiary of Dave Inc. All operating activities, revenues earned, and expenses incurred were generated in the United States of America.
On June 7, 2021, the Company announced it has entered into a definitive agreement for a business combination with VPC Impact Acquisition Holdings III, Inc. (NYSE: VPCC) (“VPCC”), a special purpose acquisition company sponsored by Victory Park Capital, which is an affiliate of Victory Park Management, LLC. The business combination will result in Dave becoming a publicly traded company listed on the Nasdaq Capital Market under the ticker symbol “DAVE.”
The proposed business combination has been unanimously approved by the Boards of Directors of the Company and VPCC, and is subject to approval by VPCC’s stockholders, regulatory approvals and other customary closing conditions. The business combination is expected to close in the first quarter of 2022.
Dave’s Personal Financial Management Service
Dave’s personal financial management service enables Members to monitor their bank account balances to avoid overdraft fees and build budgets to assist in short-term financial planning. When a Member signs up for the Company’s mobile application, Dave connects to the Member’s checking account and then monitors and analyzes the Member’s typical spending and saving behavior. Based on this analysis, Dave identifies upcoming expenses, such as a car or rent payment, and likely future spending based on historical spending habits that enables Members to more effectively manage their finances. The Members are charged a $1 monthly fee for this software monitoring service.
Dave’s Advance Service
Many of Dave’s Members are at risk of having liquidity shortfalls before they receive their next paycheck. To help these Members avoid incurring costly overdraft fees, Dave offers them the ability to obtain a non-recourse
cash advance of up to $200 (an “Advance”).
Members need not pay a fee to obtain an Advance, as Members can always obtain Advances via automated clearing house (“ACH”) payment for free, which generally arrive within three business days. However, many Members choose to pay an optional instant transfer fee to obtain the Advance within eight hours. Members may also choose to pay a voluntary tip to compensate the Company for use of its Advance service.
Dave’s Job Portal Service
As an additional tool to help prevent over drafting and improve cash flow, Dave helps connect Members to open local jobs. Dave’s job portal service, referred to as “Side Hustle,” enables Members to view potential opportunities for supplemental work, primarily in flexible, part-time roles. Side Hustle allows Members to submit applications to a repository of job openings with various partner companies, which include various ride share platforms and food delivery companies. Dave generates referral fees from partner companies for facilitating contacts between them and the application’s Members.
Dave’s Checking Product
Dave offers a free, no minimum, no
overdraft-fee
mobile checking account to its Members in partnership with a federally insured banking institution. Members can fund their accounts with direct deposit from their payroll or make manual cash and electronic deposits, spend via a debit card, access ATMs, and transfer funds between accounts at other banks and to third parties online, all through Dave’s mobile application. Other industry-first features include automated budgeting, advances, access to the Company’s exclusive job board, and the ability to build credit with on-time
rent payments.
Basis of Presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and are unaudited.
These unaudited condensed consolidated financial statements do not include all disclosures that are normally included in annual audited financial statements prepared in accordance with U.S. GAAP and should be read in conjunction with the Company’s consolidated financial statements. The unaudited condensed consolidated balance sheet as of December 31, 2020, has been derived from the Company’s annual audited consolidated financial statements.
In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of September 30, 2021 and December 31, 2020, its results of operations for the nine months ended September 30, 2021 and 2020 and cash flows for the nine months ended September 30, 2021 and 2020. The unaudited condensed consolidated financial statements at December 31, 2020, have been derived from the Company’s annual audited consolidated financial statements, but do not contain all of the footnote disclosures from the Company’s annual audited consolidated financial statements.
Principles of Consolidation
The Company consolidates financial statements of all entities in which the Company has a controlling financial interest, including the accounts of any Variable Interest Entity (“VIE”) in which the Company has a controlling financial interest and for which it is the primary beneficiary. All intercompany transactions and balances have been eliminated upon consolidation.
Variable Interest Entities
The Company is considered the primary beneficiary of Dave OD, as it has the power over the activities that most significantly impact the economic performance of Dave OD and has the obligation to absorb expected losses and the right to receive expected benefits that could be significant, in accordance with accounting guidance. As a result, the Company consolidated Dave OD and all intercompany accounts have been eliminated.
The carrying value of Dave OD’s assets and liabilities, after elimination of any intercompany transactions and balances, in the unaudited condensed consolidated balance sheet as of September 30, 2021 are as follows:

Assets
Cash and cash equivalents	$9,518
Member advances, net of allowance for unrecoverable advances of $2,825 as of September 30, 2021	38,447
Debt facility commitment fee, current	52
Debt facility commitment fee, long-term	145

Total assets	$48,162

Liabilities and stockholder’s deficit
Long-term debt facility	$30,000
Warrant liability	3,586
Equity contributed	0.01
Accumulated deficit	(7,785)

Total liabilities and stockholder’s deficit	$25,801

Note 1 Business and Basis of Presentation
Business
Dave Inc. (the “Company” or “Dave”) is a Delaware corporation formed in October 2015 and headquartered in Los Angeles, California. The Company’s business is to provide its members (“Members”) a suite of financial software and services related to personal finance. All operating activities, revenues earned, and expenses incurred were generated in the United States of America.
Dave’s Personal Financial Management Service
Dave’s personal financial management service enables Members to monitor their bank account balances to avoid overdraft fees and build budgets to assist in short-term financial planning. When a Member signs up for the Company’s mobile application, Dave connects to the Member’s checking account and then monitors and analyzes the Member’s typical spending and saving behavior. Based on this analysis, Dave identifies upcoming expenses, such as a car or rent payment, and likely future spending based on historical spending habits, which enables Members to more effectively manage their finances. The Members are charged a $1 monthly fee for this software monitoring service.
Dave’s Advance Service
Many of Dave’s Members are at risk of having liquidity shortfalls before they receive their next paycheck. To help these Members avoid incurring costly overdraft fees, Dave offers them the ability to obtain a non-recourse
cash advance of up to $100 and up to $200 for Dave Banking Members (an “Advance”).
Members need not pay a fee to obtain an Advance, as Members can always obtain Advances via ACH for free, which generally arrive within three business days. However, many Members choose to pay an optional instant transfer fee to obtain the Advance within eight hours. Members may also choose to pay a voluntary tip to compensate the Company for use of its Advance service.
Dave’s Job Portal Service
As an additional tool to help prevent overdrafting and improve cash flow, Dave helps connect Members to open local jobs. Dave’s job portal service, referred to as “Side Hustle,” enables Members to view potential opportunities for supplemental work, primarily in flexible, part-time roles. Side Hustle allows Members to submit applications to a repository of job openings with various partner companies, which include various ride share platforms and food delivery companies. Dave generates referral fees from partner companies for facilitating contacts between them and the application’s Members.
Dave’s Checking Product
Dave offers a free, no minimum, no
overdraft-fee
mobile checking account to its Members in partnership with a federally insured banking institution. Members can fund their accounts with direct deposit from their payroll or make manual cash and electronic deposits, spend via a debit card, access ATMs and transfer funds between accounts at other banks and to third parties online, all through Dave’s mobile application. Other industry-first features include automated budgeting, advances, access to the Company’s exclusive job board, and the ability to build credit with on-time
rent payments.
Basis of Presentation
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

On November 11, 2020, the Company effected a
ten-for-one
stock split to shareholders of record as of November 11, 2020. All shares, stock options, and restricted stock units have been retroactively adjusted to reflect the stock split.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and a variable interest entity (“VIE”).
In accordance with the provisions of Accounting Standards Codification (“ASC”) 810,
Consolidation,
the Company consolidates any VIE of which the Company is the primary beneficiary. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company does not consolidate a VIE in which it has a majority ownership interest when it is not considered the primary beneficiary. The Company evaluates its relationships with its VIEs on an ongoing basis to ensure that the Company continues to be the primary beneficiary.
Variable Interest Entity:
On December 9, 2020, the Company formed Dave OD Funding I, LLC, a Delaware LLC, and wholly owned subsidiary of Dave Inc. Dave is considered the primary beneficiary of Dave OD Funding I, LLC and consolidates 100% of the entity. The subsidiary had no activity during 2020.
COVID-19
Impact
There are many uncertainties regarding the current global pandemic involving a novel strain of coronavirus
(“COVID-19”),
and the Company continues to closely monitor the impact of the pandemic on all aspects of its business, including how it has and may in the future impact its Members, employees, suppliers, vendors, and business partners. The duration and magnitude of the continuing effects of
COVID-19
on the Company’s Members remain uncertain and dependent on various factors, including the continued severity and transmission rate of the virus, new variants of the virus, the nature of and duration for which preventative measures remain in place, the extent and effectiveness of containment and mitigation efforts, including vaccination programs, and the type of stimulus measures and other policy responses that the U.S. government may further adopt.
Beginning in March 2020, the Company’s business and operations were disrupted by the conditions caused by
COVID-19,
which adversely affected Members’ spending levels and disposable income. Governmental actions such as the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) helped mitigate the effects of
COVID-19
on the Company’s Members. In particular, stimulus funds and incremental unemployment benefits provided under the CARES Act created additional financial support for the Company’s Members; however, the overall economic conditions potentially increase Members’ credit risk. The Company is concurrently evaluating its policies around the level and extent of Members’ cash advances and corresponding credit risk. The Company expects to continue to assess the evolving impact of the
COVID-19
pandemic and intends to make adjustments to its responses accordingly.